Fair Value Measurement - Assets Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	¥ 18,652,354	$ 2,627,129	¥ 20,076,052
Time Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	100,000	14,085	796,460
Short-term investments	16,005,923	2,254,387	14,267,056
Adjustable-Rate Financial Products [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	2,540,702	357,850	5,003,746
Equity investments with readily determinable fair value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	5,729	$ 807	8,790
Fair Value Measurement Using Inputs Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	5,729		8,790
Fair Value Measurement Using Inputs Level 1 [Member] | Equity investments with readily determinable fair value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	5,729		8,790
Fair Value Measurement Using Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	18,646,625		20,067,262
Fair Value Measurement Using Inputs Level 2 [Member] | Time Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	100,000		796,460
Short-term investments	16,005,923		14,267,056
Fair Value Measurement Using Inputs Level 2 [Member] | Adjustable-Rate Financial Products [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	¥ 2,540,702		5,003,746
Fair Value Measurement Using Inputs Level 2 [Member] | Equity investments with readily determinable fair value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments			¥ 0